N-2	Feb. 26, 2025 shares
Cover [Abstract]
Entity Central Index Key	0001308335
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	Eaton Vance Enhanced Equity Income Fund II
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

Fund	No. of Common Shares Outstanding on January 28, 2025
Enhanced Equity Fund	52,435,605
Risk-Managed Fund	67,301,787
Buy-Write Income Fund	29,374,715
Buy-Write Opportunities Fund	116,754,568
Global Buy-Write Opportunities Fund	108,597,786

Common Shares Enhanced Equity Fund [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Enhanced Equity Fund
Outstanding Security, Held [Shares]	52,435,605
Common Shares Buy-Write Income Fund [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Buy-Write Income Fund
Outstanding Security, Held [Shares]	29,374,715
Common Shares Buy-Write Opportunities Fund [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Buy-Write Opportunities Fund
Outstanding Security, Held [Shares]	116,754,568
Common Shares Global Buy-Write Opportunities Fund [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Global Buy-Write Opportunities Fund
Outstanding Security, Held [Shares]	108,597,786